Quarterly Report
November 30, 2021
MFS®  Research
International Fund
RIF-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.6%
MTU Aero Engines Holding AG	518,737	$97,040,075
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	727,746	$69,536,130
Alcoholic Beverages – 2.1%
Diageo PLC	5,350,273	$269,650,058
Kirin Holdings Co. Ltd.	5,346,800	85,728,691
		$355,378,749
Apparel Manufacturers – 4.8%
Adidas AG	661,669	$191,764,516
Burberry Group PLC	1,917,543	44,575,816
Compagnie Financiere Richemont S.A.	1,145,291	170,536,768
LVMH Moet Hennessy Louis Vuitton SE	496,973	385,776,955
		$792,654,055
Automotive – 2.5%
Bridgestone Corp.	2,107,000	$85,450,249
Continental AG (a)	829,325	89,068,946
Koito Manufacturing Co. Ltd.	2,339,100	134,307,291
Toyota Industries Corp.	1,309,100	107,293,100
		$416,119,586
Brokerage & Asset Managers – 1.7%
Euronext N.V.	1,764,326	$173,189,846
Hong Kong Exchanges & Clearing Ltd.	2,037,400	112,347,012
		$285,536,858
Business Services – 1.0%
Nomura Research Institute Ltd.	3,797,600	$162,818,861
Computer Software – 3.1%
Cadence Design Systems, Inc. (a)	647,239	$114,859,033
NAVER Corp.	340,504	109,808,073
NetEase.com, Inc., ADR	2,767,965	298,192,869
		$522,859,975
Computer Software - Systems – 6.3%
Amadeus IT Group S.A. (a)	1,849,785	$118,486,131
Constellation Software, Inc.	92,710	157,753,963
EPAM Systems, Inc. (a)	247,156	150,406,784
Fujitsu Ltd.	1,199,500	198,172,112
Hitachi Ltd.	5,565,000	327,568,528
Samsung Electronics Co. Ltd.	1,724,763	104,109,681
		$1,056,497,199
Construction – 1.2%
Techtronic Industries Co. Ltd.	10,085,000	$206,134,226
Consumer Products – 1.7%
Kao Corp.	1,993,900	$102,190,910
Reckitt Benckiser Group PLC	2,303,835	186,781,348
		$288,972,258

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.0%
Carsales.com Ltd.	2,670,740	$47,082,122
Persol Holdings Co. Ltd.	2,406,900	69,340,969
SEEK Ltd.	2,389,557	58,300,719
		$174,723,810
Containers – 0.3%
Brambles Ltd.	7,365,010	$52,150,347
Electrical Equipment – 3.9%
Legrand S.A.	1,840,079	$201,169,333
Schneider Electric SE	2,564,028	453,220,144
		$654,389,477
Electronics – 2.7%
Kyocera Corp.	1,630,800	$96,614,039
NXP Semiconductors N.V.	754,688	168,567,112
Taiwan Semiconductor Manufacturing Co. Ltd.	8,469,326	180,184,544
		$445,365,695
Energy - Independent – 0.4%
Oil Search Ltd.	23,373,459	$62,320,254
Energy - Integrated – 2.4%
Cairn Energy PLC	22,829,565	$55,058,137
Eni S.p.A.	10,966,485	144,367,572
Galp Energia SGPS S.A., “B”	11,871,750	110,815,863
Idemitsu Kosan Co. Ltd.	3,449,700	88,480,791
		$398,722,363
Food & Beverages – 3.8%
Danone S.A.	1,816,780	$107,120,782
Nestle S.A.	4,060,004	521,845,730
		$628,966,512
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	770,500	$48,463,500
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	621,613	$83,945,557
Whitbread PLC (a)	971,121	36,079,859
		$120,025,416
Insurance – 5.0%
AIA Group Ltd.	23,144,600	$243,525,831
Aon PLC	1,230,349	363,900,324
Beazley PLC (a)	5,099,560	27,010,350
Hiscox Ltd.	5,110,047	56,098,864
Zurich Insurance Group AG	366,832	151,364,049
		$841,899,418
Internet – 1.5%
Scout24 AG	1,139,672	$75,850,633
Tencent Holdings Ltd.	2,934,300	172,867,071
		$248,717,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.9%
Prosus N.V.	1,037,739	$83,465,777
Yamaha Corp.	1,404,000	71,958,301
		$155,424,078
Machinery & Tools – 6.5%
Daikin Industries Ltd.	1,112,800	$226,026,838
GEA Group AG	3,202,237	162,444,101
Kubota Corp.	9,498,900	197,868,594
Ritchie Bros. Auctioneers, Inc.	2,263,411	153,634,481
Schindler Holding AG	524,548	135,263,618
SMC Corp.	315,600	201,387,439
		$1,076,625,071
Major Banks – 6.1%
BNP Paribas	4,148,389	$257,531,342
Credit Suisse Group AG	11,935,590	115,387,987
ING Groep N.V.	11,014,928	152,050,918
Mitsubishi UFJ Financial Group, Inc.	26,223,400	138,475,260
NatWest Group PLC	54,910,709	154,207,625
UBS Group AG	11,505,024	198,834,561
		$1,016,487,693
Medical Equipment – 3.2%
ConvaTec Group PLC	28,520,039	$73,205,332
Koninklijke Philips N.V.	4,431,823	156,319,851
QIAGEN N.V. (a)	3,566,080	198,170,378
Terumo Corp.	2,808,200	114,454,224
		$542,149,785
Metals & Mining – 0.9%
Glencore PLC	30,167,365	$142,729,838
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	14,610,000	$75,287,708
Natural Gas - Pipeline – 0.8%
APA Group	7,716,210	$51,986,663
TC Energy Corp.	1,841,191	86,362,804
		$138,349,467
Other Banks & Diversified Financials – 4.0%
AIB Group PLC (a)	24,220,628	$53,110,593
HDFC Bank Ltd.	10,540,007	208,999,831
Julius Baer Group Ltd.	2,120,783	131,523,352
Macquarie Group Ltd.	1,229,147	170,333,927
Visa, Inc., “A”	556,077	107,751,040
		$671,718,743
Pharmaceuticals – 9.0%
Bayer AG	1,721,313	$86,909,366
Kyowa Kirin Co. Ltd.	5,633,200	157,178,977
Novo Nordisk A.S., “B”	5,070,329	542,927,843
Roche Holding AG	1,429,809	560,133,769
Santen Pharmaceutical Co. Ltd.	11,109,200	147,200,697
		$1,494,350,652
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	1,028,689	$115,396,342

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.5%
ESR Cayman Ltd. (a)	27,161,000	$89,609,949
Grand City Properties S.A.	5,679,395	134,617,009
LEG Immobilien SE	1,330,727	186,383,517
		$410,610,475
Restaurants – 0.6%
Yum China Holdings, Inc.	2,120,104	$106,217,210
Specialty Chemicals – 8.4%
Akzo Nobel N.V.	1,541,832	$161,777,476
Croda International PLC	1,764,760	236,939,933
Kansai Paint Co. Ltd.	3,312,200	74,426,492
Linde PLC	1,288,151	411,606,549
Nitto Denko Corp.	1,755,500	122,122,232
Sika AG	553,340	217,406,174
Symrise AG	1,288,802	181,973,073
		$1,406,251,929
Specialty Stores – 0.7%
Ocado Group PLC (a)	1,744,788	$41,610,735
ZOZO, Inc.	2,177,400	68,776,306
		$110,387,041
Telecommunications - Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	11,998,900	$73,351,833
Cellnex Telecom S.A.	1,794,073	105,883,668
KDDI Corp.	5,025,300	146,355,186
SoftBank Group Corp.	2,043,400	108,078,010
		$433,668,697
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	4,014,863	$69,459,958
Tobacco – 1.2%
British American Tobacco PLC	5,902,467	$198,139,501
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.	8,681,500	$84,906,120
E.ON SE	7,160,751	88,470,304
Iberdrola S.A.	14,047,937	157,117,526
Orsted A/S (Kingdom of Denmark)	548,983	70,252,776
		$400,746,726
Total Common Stocks		$16,493,293,382
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	2,033,964	$2,215,526

Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.05% (v)	115,088,929	$115,088,929

Other Assets, Less Liabilities – 0.5%		75,612,973
Net Assets – 100.0%		$16,686,210,810

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $115,088,929 and $16,495,508,908, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$3,280,737,597	$—	$3,280,737,597
Switzerland	1,472,137,967	732,373,567	—	2,204,511,534
France	107,120,782	1,470,887,620	—	1,578,008,402
United Kingdom	73,205,332	1,448,882,064	—	1,522,087,396
Germany	1,416,841,285	75,850,633	—	1,492,691,918
United States	1,317,090,842	—	—	1,317,090,842
Hong Kong	355,872,843	380,650,295	—	736,523,138
Netherlands	83,465,777	585,544,587	—	669,010,364
China	577,277,150	75,287,708	—	652,564,858
Other Countries	814,227,728	2,228,055,131	—	3,042,282,859
Mutual Funds	115,088,929	—	—	115,088,929
Total	$6,332,328,635	$10,278,269,202	$—	$16,610,597,837
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$241,842,376	$287,771,713	$414,525,160	$2,747	$(2,747)	$115,088,929
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,604	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
Japan	19.7%
Switzerland	13.2%
France	9.5%
United Kingdom	9.1%
United States	9.0%
Germany	8.9%
Hong Kong	4.4%
Netherlands	4.0%
China	3.9%
Other Countries	18.3%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.